Stock-based compensation (Tables)	6 Months Ended
Jun. 30, 2025
Compensation Related Costs [Abstract]
Stock-Based Compensation - Schedule of Share Based Payment Award, Stock Options, Valuation Assumptions

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	June 30, 2025	June 30, 2024
Dividend yield	None	None
Risk-free interest rate used (average)	1.00%	1.00%
Expected market price volatility	175.40%	65.31%
Average remaining expected life of stock options on F Shares (years)	—	5.69
Average remaining expected life of stock options on Ordinary Shares (years)	6.40	6.91

Stock-Based Compensation - Schedule of Share Based Compensation Stock Options Activity

The following table illustrates the development of the Group’s non-vested options for the six months ended June 30, 2025 and for the year 2024.

	Options on Ordinary shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2023	—	—
Granted	245,165	0.61
Vested	245,165	0.61
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2024	—	—
Granted	2,736,437	2.76
Vested	2,736,437	2.76
Non-vested forfeited or cancelled	—	—
Non-vested options as at June 30, 2025	—	—

Options on F shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2023	—	—
Granted	23	2.35
Vested	23	2.35
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2024	—	—
Granted	—	—
Vested	—	—
Non-vested forfeited or cancelled	—	—
Non-vested options as at June 30, 2025	—	—

The following tables summarize the Group’s stock option activity for the six months ended June 30, 2025 and the year ended December 31, 2024.

Options on Ordinary shares	SEAL Ordinary Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2023	—	0.00	0.00	—
Of which vested	—	0.00	0.00	—
Granted	245,165	0.01	—	—
Outstanding as at December 31, 2024	245,165	0.01	6.65	1,505,313
Of which vested	245,165	0.01	6.65	1,505,313
Granted	2,736,437	0.01	—	—
Exercised or converted	(2,258,623)	0.01	—	8,051,787
Forfeited or cancelled	(65,774)	0.01	—	—
Outstanding as at June 30, 2025	657,205	0.01	6.62	2,487,960
Of which vested	657,205	0.01	6.62	2,487,960

Stock-Based Compensation - Schedule of Compensation Expense

Summary of stock-based compensation expenses

Stock-based compensation expenses	Unaudited 6 months ended June 30,
USD’000	2025	2024
In relation to the Ordinary Share Option Plan	9,935	42
In relation to the F Share Option Plan	—	—
Total	9,935	42

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses	Unaudited 6 months ended June 30,
USD’000	2025	2024
Research & development expenses	1,834	—
Selling & marketing expenses	3,134	—
General & administrative expenses	4,967	42
Total	9,935	42